Operations	12 Months Ended
Dec. 31, 2020
Disclosure of joint operations [abstract]
Operations	Operations
StoneCo Ltd. (the “Company”), formerly known as DLP Payments Holdings Ltd., is a Cayman Islands exempted company with limited liability, incorporated on March 11, 2014. The registered office of the Company is located at 4th Floor, Harbour Place, 103 South Church Street in George Town, Grand Cayman.
The Company is controlled by HR Holdings, LLC, which owns 61.1% of voting power, whose ultimate parent is an investment fund, VCK Investment Fund Limited SAC, owned by the co-founding individuals. Company’s shares are publicly traded on the Nasdaq Global Market under the symbol “STNE”.
The Company and its subsidiaries (collectively, the “Group”) are principally engaged in providing financial technology services and software solutions to clients allowing them to conduct electronic commerce seamlessly across in-store, online, and mobile channels and helping them better manage their businesses, become more productive and sell more - both online and offline.
The consolidated financial statements were approved at the Audit Committee meeting on March 8, 2021.
1.1.    Initial Public Offering
On October 25, 2018, the Company completed its Initial Public Offering (“IPO”), offering 58,333,333 of its Class A common shares, of which 45,818,182 new shares were offered by the Company and the remaining 12,515,151 shares were offered by the selling shareholders, including the full exercise of the underwriters’ option to purchase 7,608,695 additional shares from the selling shareholders.
The initial offering price was US$24.00 per Class A common share, resulting in gross proceeds of US$1,103,822 thousand. The Company received net proceeds of US$1,060,544 thousand (or R$3,923,785), after deducting US$43,278 thousand in underwriting discounts and commissions. Additionally, the Company incurred in US$20,471 thousand (or R$75,774) regarding other offering expenses.
The shares offered and sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form F-1 (Registration No.333-227634), which was declared effective by the Securities and Exchange Commission on October 24, 2018. The common shares began trading on the Nasdaq Global Select Market on October 25, 2018 under the symbol “STNE”.
Simultaneously with the IPO, the Company entered into an agreement to sell additional 4,166,666 new Class A common shares to a wholly-owned subsidiary of Ant Small and Micro Financial Services Group Co., Ltd., a company organized under the laws of the People’s Republic of China (“Ant Financial”), in a placement exempt from registration under the U.S. Securities Act of 1933, as amended. The price per share sold in this placement was the price per share to the public in the IPO, resulting in proceeds of US$100 million (or R$375,910).
In connection with the consummation of the IPO, the Co-Investment Shares granted to certain employees and represented by common shares in DLP Par Participações S.A. (“DLP Par”) were exchanged for Class A common shares through the execution of a contribution agreement entered into between the Company and each holder of awards under such plans, totaling 5,333,202 shares of the Company after the share split described in Note 21.
1.2.    2019 Follow-on
On April 1, 2019 the Company filed a follow-on prospectus, declared effective by the Securities and Exchange Commission (”SEC”) on April 2, 2019, in which selling shareholders offered 19,500,000 Class A common shares of the Company. The Company did not offer any Class A common shares and did not receive any proceeds from the sale of this shares.
1.3.    Corporate reorganization
In December 2019, the Group reorganized its structure. The assets and liabilities from StoneCo Brasil Participações S.A. (“StoneCo Brasil”) were split into Stone Pagamentos S.A. (“Stone”) and other two new holdings, STNE Participações S.A. (“STNE Par”) and STNE Participações em Tecnologia S.A. (“STNE Par Tec”). StoneCo Brasil was extinct through a total merger into Stone.
The reorganization conducted had the objective to create a more efficient corporate organization structure, allowing for a reduction in administrative expenses. As a result of the reorganization the Company has no more rights under the tax loss carryforwards at StoneCo Brasil, which were no longer recognized.
1.4.    2020 Follow-on
On August 12, 2020, the Company filed a follow-on prospectus offering 31,481,250 of its Class A common shares, of a par value of US$0.000079365 per share, including the full exercise of the underwriters’ option to purchase 4,106,250 additional shares (“Offering”).
The Offering price was US$47.50 per Class A common share, resulting in gross proceeds of US$1,495,359 thousand. The Company received net proceeds of US$1,464,702 thousand (or R$7,872,554), after deducting US$30,657 thousand in underwriting discounts and commissions. Additionally, the Company incurred in US$7,278 thousand (or R$39,964) regarding other offering expenses.
The shares offered and sold in the Offering were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form F-3 (Registration No. 333-244404), which was declared effective by the Securities and Exchange Commission on August 17, 2020.
The Company intends to use the net proceeds from the Offering to finance the pending acquisition of Linx S.A (Note 1.5), and to pay related fees and expenses, as well as for general corporate purposes. If for any reason the acquisition of Linx S.A. is not consummated, the Company intends to use the net proceeds from the Offering for general corporate purposes. As of December 31, 2020, the amount is included in short term investments in the financial position.
1.5.    Linx acquisition
On 17 November 2020, Linx held an Extraordinary General Meeting that approved the business combination between STNE Participações S.A. ("STNE Par") that holds the software investments business of the Group and Linx S.A. (“Linx”), a leading provider of retail management software in Brazil. The transaction is now pending antitrust approval (CADE) and certain other conditions. A compensatory break fee equal to R$453,750 thousand will be payable by the Group to Linx if the CADE does not approve the transaction.
Pursuant to the terms and subject to the conditions set forth in the Association Agreement and its amendments, each Linx Share issued and outstanding immediately prior to the consummation of the transaction will be automatically contributed to the Group in exchange for one newly issued redeemable STNE Par Class A Preferred Share and one newly issued redeemable STNE Par Class B Preferred Share. Immediately thereafter, each STNE Par Class A Preferred Share will be redeemed for a cash payment of R$33.56 updated pro rata die according to the CDI rate variation from the sixth month counted from August 11th, 2020 until the date of the effective payment and each STNE Par Class B Preferred Share will be redeemed for (i) 0.0126774 StoneCo Class A Common Share, or (ii) 0.0126774 BDR (Brazilian Depositary Receipt) (“StoneCo BDR”), provided that each 1 (one) StoneCo BDR will correspond to 1 (one) StoneCo Class A Share (the “Base Exchange Ratio”). The Base Exchange Ratio is calculated on a fully diluted basis, assuming a number of fully diluted shares of Linx of 179,058,617 on the transaction consummation date and represents a total consideration of R$38.06 for each Linx Share or the total amount of R$6,814,971, considering the share price of the StoneCo Shares as of November 16, 2020.
In 2020 the costs related to this transaction was R$28,369, recognized in the statement of profit or loss under administrative expenses.